Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ 40,656	$ (120,858)	$ (59,967)	$ 14,119,773
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
- Deferred income taxes	(56,406)	(17,409)	(83,634)	508,499
- Share-based compensation	0	0	0	7,735
- Inventory provision	37,112	49,792	160,323	44,190
- Provision for credit losses	12,306	2,638	4,268	2,967
- Loss on disposal and impairment of property, plant and equipment	30,279	108,722	5,884	977
- Depreciation of property, plant and equipment	110,227	157,446	152,702	85,066
- Amortization of prepaid land use rights	2,257	2,288	3,571	2,228
- Amortization of intangible assets	1,052	998	445	183
- Non-cash operating lease expense	5,252	8,169	10,261	14,964
- Accretion of discounts on investments	(14,070)	(10,126)	0	0
Investment and interest income	(104,797)	(292,379)	(43,601)	(24,222)
- Shares of earnings (losses) from equity method investments	2,700	11,461	(7,762)	(2,628)
Changes in operating assets and liabilities:
- Accounts receivable	91,699	50,409	389,899	(676,577)
- Inventories	(665)	(14,862)	26,895	(325,056)
- Income tax receivable and payable	11,354	113,063	(1,225,124)	1,314,688
- Prepaid expenses and other current assets	3,995	4,880	9,122	(132,694)
- Deferred revenue	(14,443)	2,233	(50,496)	(288,779)
- Accounts payable and accrued liabilities and other current liabilities	(210,888)	95,887	(89,506)	672,591
- Deferred government grants	(144)	(11,271)	4,047	(1,734)
- Other non-current assets and liabilities	(4,367)	(2,436)	(5,444)	(258)
Net cash (used in) provided by operating activities	(56,891)	138,645	(798,117)	15,321,913
Financing activities
- Proceeds from bank loans	204,775	243,395	151	13,395
- Repayments of bank loans	(81,728)	(308)	(62,797)	(44,946)
Proceeds from exercised stock options	0	676	0	1,034
- Dividend paid to non-controlling shareholders	(946,997)	(328,080)	(247,397)	(1,875,892)
- Proceeds from subsidiary capital contribution	0	0	12,000	0
- Loan from a non-controlling shareholder	0	0	0	7,131
- Repayments of loan from a non-controlling shareholder	0	(4,237)	(1,486)	(13,332)
Net cash used in financing activities	(823,950)	(88,554)	(299,529)	(1,912,610)
Investing activities
- Purchase of investments	(4,865,159)	(4,918,373)	(25,456,027)	(7,002,232)
- Proceeds from maturity and sales of investments	5,594,972	2,513,972	19,710,943	4,744,487
- Proceeds from disposal of equipment	160	53	608	172
- Proceeds from dissolution of subsidiary	0	0	114,352	0
- Loan to service vendors	0	(4,731)	0	0
- Repayments received on loans made to service vendors	4,655	0	0	0
- Loan to related parties	(33,754)	0	0	0
- Purchase of property, plant and equipment	(95,960)	(156,165)	(313,856)	(594,211)
- Prepaid land lease payments	0	0	(28,014)	(1,706)
- Acquisition of intangible assets	(1,627)	(40)	(168)	(154)
- Purchase of equity method investments	(46,733)	(133,767)	(109,068)	(11,036)
- Acquisition of real estate properties	0	0	(13,028)	(110,786)
- Acquisition of business, net of cash acquired	(100,195)	0	0	0
Net cash provided by (used in) investing activities	456,359	(2,699,051)	(6,094,258)	(2,975,466)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(102,423)	(108,846)	(540,928)	135,719
(Decrease) increase in cash and cash equivalents and restricted cash	(526,905)	(2,757,806)	(7,732,832)	10,569,556
Cash and cash equivalents and restricted cash, beginning of year	1,129,122	3,886,928	11,619,760	1,050,204
Cash and cash equivalents and restricted cash, end of year	602,217	1,129,122	3,886,928	11,619,760
Supplemental Non-cash Investing Activities
Increase in payables for acquisition of a subsidiary	14,040	0	0	0
Increase in payables for acquisition of equity method investments	2,563	0	0	0
Increase in payables for acquisition of real estate properties	0	0	0	5,843
Supplemental disclosure of cash flow information:
Cash paid for interest	5,801	4,590	1,112	2,612
Cash paid (received) for income taxes	$ 47,074	$ (58,539)	$ 1,297,774	$ 1,485,979